INCOME TAX AND DEFERRED TAX (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAX AND DEFERRED TAX [Abstract]
Income Tax Expense
The reconciliation between the charge computed for tax purposes and the income tax expense charged to the statement of comprehensive income in the years ended December 31, 2023, 2022 and 2021 is as follows:

	2023	2022	2021
Current income tax	(1,607,237)	(49,381,853)	(83,127,502)
Deferred income tax	(18,500,679)	(3,747,882)	5,864,622
Total income tax	(20,107,916)	(53,129,735)	(77,262,880)

Net Deferred Tax Assets and Liabilities
The analysis of the net deferred tax assets and liabilities is as follows:

	2023	2022
Deferred tax assets:
Deferred tax assets to be recovered after more than 12 months	7,427,369	11,293,849
Deferred tax assets to be recovered after 12 months	9,358,979	4,399,654
Deferred tax liabilities:
Deferred tax liabilities taxable after more than 12 months	(94,421,498)	(79,640,039)
Deferred tax liabilities taxable after 12 months	(6,949,086)	(2,137,021)
Deferred tax liabilities, net	(84,584,236)	(66,083,557)

Components of Net Deferred Tax Assets and Liabilities
The components of the net deferred tax assets and tax liabilities as of December 31, 2023, 2022 and 2021 are the following:

Deferred tax assets	Account receivables discounted value	Provisions for legal claims and other provisions	Financial leases	Contract liabilities	Tax loss carryforward	Tax inflation adjustment	Financial assets at fair value through profit or loss	Other receivables	Total
As of December 31, 2021	5,531	3,138,933	6,252,586	8,562,667	10,268,474	91,018	-	-	28,319,209
Charge in results	(5,531)	(1,139,905)	(1,752,749)	21,064	(10,268,474)	(51,902)	571,791	-	(12,625,706)
As of December 31, 2022	-	1,999,028	4,499,837	8,583,731	-	39,116	571,791	-	15,693,503
Charge in results	-	(1,132,913)	1,312,391	(6,199,800)	1,403,426	(31,538)	2,150,011	3,591,268	1,092,845
As of December 31, 2023	-	866,115	5,812,228	2,383,931	1,403,426	7,578	2,721,802	3,591,268	16,786,348

Deferred tax liabilities	Other receivables	Loans	Property, Plant and Equipment	Cash and cash equivalents	Inventories	Tax inflation adjustment	Other liabilities	Total
As of December 31, 2021	(16,274)	(508,877)	(66,657,258)	(104,689)	(394,999)	(22,187,106)	(785,681)	(90,654,884)
Charge in results	(355,515)	72,944	(4,413,964)	(1,223,150)	21,749	13,990,079	785,681	8,877,824
As of December 31, 2022	(371,789)	(435,933)	(71,071,222)	(1,327,839)	(373,250)	(8,197,027)	-	(81,777,060)
Charge in results	371,789	58,385	(6,844,195)	(4,024,407)	(846,042)	(8,309,054)	-	(19,593,524)
As of December 31, 2023	-	(377,548)	(77,915,417)	(5,352,246)	(1,219,292)	(16,506,081)	-	(101,370,584)

Effective Income Tax Rate Reconciliation
Income tax expense computed at the statutory tax rate on pre-tax income differs from the income tax expense for the years ended December 31, 2023, 2022 and 2021 as follows:

	2023	2022	2021
Pre tax income	43,625,948	153,769,841	204,230,976
Statutory income tax rate	35%	35%	35%
Pre tax income at statutory income tax rate	(15,269,082)	(53,819,444)	(71,480,842)
Tax effects due to:
- Tax loss variation	-	-	10,268,474
- Adjustment affidavit previous year	(143,706)	(255,610)	(409,984)
- Tax inflation adjustment and restatement by inflation	(4,621,560)	779,382	11,205,356
- Variation of tax rate	-	-	(24,772,537)
- Others	(73,568)	165,937	(2,073,347)
Total income tax	(20,107,916)	(53,129,735)	(77,262,880)